Supplemental Balance Sheet Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization expense			$ 617	$ 1,105	$ 1,440	$ 1,399
Property, plant, and equipment that is held for sale			1,198
Held for Sale			185		$ 0
loss on impairment on assets	$ 0	$ 0	83,736	0
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property, plant, and equipment that is held for sale			185
Held for Sale	2,285		2,285
loss on impairment on assets	902		902
depreciation or amortization expense	$ 0	$ 336	$ 617	$ 1,105